UNITED STATES

                    SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C.  20549



                               FORM 13F



                          FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2005


Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.

                                  [  ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:    Needelman Asset Mgmt, Inc.

Address: 800 Newport Center Dr, Ste 450

         Newport Beach, CA  92660-6300







13F File Number: 28-01623



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:    B. Masiello

Title:   Director of Operations

Phone:   949-760-6644

Signature, Place, and Date of Signing:



_______________   ________________   ________________





Report Type (Check only one.):



[X ]   13F HOLDINGS REPORT.



[  ]   13F NOTICE.



[  ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE

ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     52

Form 13F Information Table Value Total:     $38,758



List of Other Included Managers:



No.   13F File Number        Name





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

                                                              MARKET
                                                               VALUE    TOTAL SHPUT/CALL INVSTMT  OTHER
NAME OF ISSUER                     TITLE OF CLASS CUSIP NO   (x$1000)  SHARES            DSCRETN  MANAGERS

ALCOA INC                          COM            013817101         839  27604SH         DEFINED            0
ALLTEL CORP                        COM            020039103         406   7395SH         DEFINED            0
ALTRIA GROUP INC                   COM            02209S103         350   5347SH         DEFINED            0
AMERICAN EXPRESS CO                COM            025816109         591  11500SH         DEFINED            0
AMERICAN INTL GROUP INC            COM            026874107         879  15864SH         DEFINED            0
ANHEUSER BUSCH COS INC             COM            035229103        1106  23333SH         DEFINED            0
AON CORP                           COM            037389103         526  23019SH         DEFINED            0
APARTMENT INVT & MGMT CO CL A      COM            03748R101         260   7000SH         DEFINED            0
BP PLC ADRS                        COM            055622104        1114  17853SH         DEFINED            0
BANK OF AMERICA CORP               COM            060505104         906  20548SH         DEFINED            0
BRISTOL-MYERS SQUIBB CO            COM            110122108         738  28995SH         DEFINED            0
BUCKEYE PARTNERS LP                UNIT LTD PTNR  118230101         365   8000SH         DEFINED            0
BURLINGTON NORTHERN SANTA FE       COM            12189T104        1492  27666SH         DEFINED            0
CADBURY SCHWEPPES ADR 10 ORD       COM            127209302        1212  29770SH         DEFINED            0
CENTRAIS ELEC BRAS SPON ADR        COM            15234Q207          72  10740SH         DEFINED            0
CITIGROUP INC                      COM            172967101         983  21880SH         DEFINED            0
COMCAST CORP CL A (NEW)            COM            20030N101         362  10711SH         DEFINED            0
COMCAST CORP CL A SPL              COM            20030N200         413  12365SH         DEFINED            0
DELPHI CORP                        COM            247126105         575 128391SH         DEFINED            0
EL PASO CORP                       COM            28336L109         259  24461SH         DEFINED            0
ELECTRONIC DATA SYS CORP (NEW)     COM            285661104         899  43470SH         DEFINED            0
EMERSON ELECTRIC COMPANY           COM            291011104         984  15153SH         DEFINED            0
EXXON MOBIL CORP (NEW)             COM            30231G102        1327  22273SH         DEFINED            0
FORD MOTOR CO (NEW)                COM PAR  $0.01 345370860         420  37106SH         DEFINED            0
GENERAL ELECTRIC COMPANY           COM            369604103        1079  29925SH         DEFINED            0
GILLETTE COMPANY                   COM            375766102        1526  30221SH         DEFINED            0
HEWLETT-PACKARD COMPANY            COM            428236103        1459  66482SH         DEFINED            0
HOME DEPOT INC                     COM            437076102         229   6000SH         DEFINED            0
HONEYWELL INTERNATIONAL INC        COM            438516106         582  15632SH         DEFINED            0
INTEL CORPORATION                  COM            458140100         397  17077SH         DEFINED            0
INTERNATIONAL BUSINESS MACHINE     COM            459200101        1164  12738SH         DEFINED            0
INTERNATIONAL PAPER                COM            460146103         846  22986SH         DEFINED            0
INTERPUBLIC GROUP OF COS INC       COM            460690100         246  20056SH         DEFINED            0
INVENSYS PLC ADR                   COM            461204109          80 136725SH         DEFINED            0
ISHARES MSCI JAPAN INDEX FUND      COM            464286848         119  11325SH         DEFINED            0
JPMORGAN CHASE & CO                COM            46625H100        1077  31129SH         DEFINED            0
KIMBERLY CLARK                     COM            494368103        1049  15953SH         DEFINED            0
KROGER COMPANY                     COM            501044101         712  44445SH         DEFINED            0
MCDONALDS CORP                     COM            580135101        1171  37591SH         DEFINED            0
MERCK & COMPANY INC                COM            589331107         591  18255SH         DEFINED            0
NOKIA CORP - ADR A                 COM            654902204        1543 100010SH         DEFINED            0
PIONEER CORP - SPON ADR            COM            723646105         347  19335SH         DEFINED            0
SBC COMMUNICATIONS INC             COM            78387G103         366  15436SH         DEFINED            0
SPDR TRUST UNIT SER 1              COM            78462F103         484   4100SH         DEFINED            0
SAFEWAY INC                        COM            786514208         358  19331SH         DEFINED            0
SCHERING PLOUGH CORP               COM            806605101         330  18161SH         DEFINED            0
TARGET CORP                        COM            87612E106        1465  29295SH         DEFINED            0
TIME WARNER INC                    COM            887317105         857  48840SH         DEFINED            0
VERIZON COMMUNICATIONS             COM            92343V104         511  14390SH         DEFINED            0
VIACOM INC-CL A                    COM            925524100        1075  30675SH         DEFINED            0
WELLS FARGO & CO (NEW)             COM            949746101        1052  17594SH         DEFINED            0
WYETH CORP                         COM            983024100         967  22923SH         DEFINED            0


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